UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Income Fund

Semiannual Report
11.30.08

A look at performance

For the period ended November 30, 2008

		Average annual returns (%)			Cumulative total returns (%)				SEC 30-
		with maximum sales charge (POP)			with maximum sales charge (POP)				day yield
	Inception				Six				(%) as of
Class	date	1-year	5-year	10-year	months	1-year	5-year	10-year	11-30-08

A	8-18-86	–15.90	1.01	3.56	–17.36	–15.90	5.14	41.88	9.41

B	10-4-93	–16.62	0.95	3.47	–17.98	–16.62	4.83	40.62	9.13

C	5-1-98	–13.35	1.23	3.32	–14.63	–13.35	6.31	38.59	9.13

I1,2	9-4-01	–11.58	2.33	4.40	–13.32	–11.58	12.20	53.78	10.28

R1[1,3]	8-5-03	–12.33	1.57	3.60	–13.69	–12.33	8.12	42.49	9.40

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.90%, Class B — 1.60%, Class C — 1.60%, Class I — 0.51%, Class R1 — 1.35% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

2 August 18, 1986 is the inception date for the Class A shares. Class I shares were first offered on September 4, 2001; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

3 August 18, 1986 is the inception date for the Class A shares. Class R1 shares were first offered on August 5, 2003; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class R1 shares.

6	Strategic Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Strategic Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Aggregate Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-30-98	$14,062	$14,062	$16,725

C2	11-30-98	13,859	13,859	16,725

I3,4	11-30-98	15,378	15,378	16,725

R1[3,5]	11-30-98	14,249	14,249	16,725

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of November 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

4 August 18, 1986 is the inception date for the Class A shares. Class I shares were first offered on September 4, 2001; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

5 August 18, 1986 is the inception date for the Class A shares. Class R1 shares were first offered on August 5, 2003; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class R1 shares.

Semiannual report | Strategic Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2008, with the same investment held until November 30, 2008.

	Account value	Ending value	Expenses paid during
	on 6-1-08	on 11-30-08	period ended 11-30-08[1]

Class A	$1,000.00	$865.10	$4.16

Class B	1,000.00	$862.00	$7.42

Class C	1,000.00	$862.00	$7.42

Class I	1,000.00	$866.80	$2.34

Class R1	1,000.00	$863.10	$6.31

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2008, with the same investment held until November 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-08	on 11-30-08	period ended 11-30-08[1]

Class A	$1,000.00	$1,020.60	$4.51

Class B	1,000.00	$1,017.10	$8.04

Class C	1,000.00	$1,017.10	$8.04

Class I	1,000.00	$1,022.60	$2.54

Class R1	1,000.00	$1,018.30	$6.83

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.89%, 1.59%, 1.59%, 0.50% and 1.35% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Strategic Income Fund	9

Portfolio summary

Portfolio diversification[1]

Bonds	60%	Tranche loans	2%

U.S. government & agency securities	22%	Short-term investments & other	8%

Collateralized mortgage obligations	8%

Sector distribution[1]

Foreign government	22%	Telecommunication services	5%

U.S. government agency	22%	Materials	4%

Consumer discretionary	14%	Industrials	4%

Financials	9%	Energy	3%

Mortgage bonds	8%	Other	9%

Quality distribution[1]		Country diversification[1]

AAA	50%	United States	58%

AA	4%	Canada	7%

A	5%	Austria	4%

BBB	4%	Spain	2%

BB	11%	Germany	2%

B	14%	New Zealand	2%

CCC	4%	France	2%

Short-term investments & other	8%	Others	15%

		Short-term investments	8%

1 As a percentage of net assets November 30, 2008.

10	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-08 (unaudited)

This schedule is divided into nine main categories: bonds, common stocks, tranche loans, asset backed securities, collateralized mortgage obligations, U.S. government & agency securities, warrants, options purchased and short-term investments. Bonds, common stocks, tranche loans and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 59.66%					$555,954,458

(Cost $767,069,930)

Agricultural Products 0.81%					7,584,431

Cosan SA Industria e Comercio,
Perpetual Bond (S)	8.250%	02-15-49	BB–	$5,750	2,860,625

Viterra, Inc.,
Sr Note (Canada) (D)	8.000	04-08-13	BB+	5,800	4,723,806

Airlines 0.74%					6,868,640

Delta Air Lines, Inc.,
Collateralized Bond	6.821	08-10-22	A–	4,352	2,741,840

Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1	7.027	11-01-19	BBB+	7,240	4,126,800

Aluminum 0.58%					5,374,200

CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	6,890	5,374,200

Apparel Retail 0.20%					1,831,800

Hanesbrands, Inc.,
Gtd Sr Note Ser B (P)	5.697	12-15-14	B	2,840	1,831,800

Auto Parts & Equipment 0.66%					6,183,390

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250	11-01-15	B–	4,820	1,928,000
Gtd Sr Note (S)	11.000	11-01-15	B–	5,766	2,825,340

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	B	3,865	1,430,050

Automobile Manufacturers 1.28%					11,879,239

DaimlerChrysler NA Holdings Corp.,
Gtd Sr Note Ser E MTN (European
Union) (D)	4.375	03-21-13	A–	8,755	9,554,996

Volkswagon Finance Service AG,
Note (European Union) (D)	5.375	01-25-12	A–	1,840	2,324,243

Broadcasting & Cable TV 3.84%					35,784,710

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B	8,993	5,215,940

See notes to financial statements

Semiannual report | Strategic Income Fund	11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)

Charter Communications Holdings I,
Sr Sec Note	11.000%	10-01-15	CCC	$1,040	$221,000
Sr Sec Note	11.000	10-01-15	CCC	1,960	519,400

Charter Communications Holdings II,
Sr Note	10.250	09-15-10	CCC	2,100	1,065,750
Gtd Sr Note (S)	10.250	10-01-13	Caa2	5,387	2,289,475

Comcast Corp.,
Gtd Note	4.950	06-15-16	BBB+	1,800	1,479,134

CSC Holdings, Inc.,
Sr Note (S)	8.500	06-15-15	BB	3,680	2,971,600

Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BBB–	9,000	7,036,502
Sr Note (Canada) (D)	5.700	03-02-17	BBB–	2,325	1,668,650

Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03-15-12	BB–	3,397	2,649,660

Sirius XM Radio, Inc.,
Sr Note	9.625	08-01-13	CCC	6,950	1,702,750

Time Warner Cable, Inc.,
Gtd Note	8.750	02-14-19	BBB+	1,380	1,355,712
Gtd Sr Note	6.750	07-01-18	BBB+	3,770	3,306,425

XM Satellite Radio Holdings, Inc.,
Conv Sr Note	10.000	12-01-09	CCC–	7,335	910,762
Gtd Sr Note (S)	13.000	08-01-13	CCC	13,010	3,317,550

Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03-01-11	CC	4,960	74,400

Casinos & Gaming 5.25%					48,910,017

Chukchansi Economic
Development Authority,
Sr Note (S)	8.000	11-15-13	B+	2,540	1,168,400

Fontainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC	3,455	449,150
Sr Note (B) (G)	12.500	06-01-22	CCC+	3,494	497,942

Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02-15-15	BB	1,250	862,500

Greektown Holdings, LLC,
Sr Note (H) (L) (S)	10.750	12-01-13	D	8,805	1,805,025

Indianapolis DownsLLC,
Sr Sec Note (S)	11.000	11-01-12	CCC	5,405	2,567,375

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	10,070	4,632,200

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B–	5,000	3,275,000

Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10-15-10	D	3,030	1,015,050

Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B	3,850	2,098,250

See notes to financial statements

12	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)

Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500%	11-15-15	BB–	$4,910	$1,865,800

Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	B	2,450	1,543,500
Sr Sub Note	7.125	08-15-14	B	5,540	3,130,100
Sr Sub Note	6.375	07-15-09	B	5,080	4,267,200

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	3,450	2,570,250

Pinnacle Entertainment, Inc.,
Sr Sub Note	7.500	06-15-15	B+	1,800	990,000

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B+	2,329	1,968,005

Snoqualmie Entertainment Authority,
Sr Sec Note (S)	9.125	02-01-15	B	2,865	1,661,700

Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	12-15-10	B+	1,275	1,058,250
Sr Note (S)	9.125	09-15-14	B+	9,620	7,311,200

Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-14	BB–	4,416	4,173,120

Coal & Consumable Fuels 0.52%					4,889,500

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB–	8,890	4,889,500

Commodity Chemicals 0.29%					2,737,000

Braskem SA,
Note (S)	11.750	01-22-14	BB+	2,800	2,737,000

Construction & Farm Machinery & Heavy Trucks 0.46%					4,240,000

Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11-01-13	BB	5,300	4,240,000

Consumer Finance 0.76%					7,084,315

Ford Motor Credit Co., LLC,
Sr Note	9.750	09-15-10	CCC+	4,800	2,424,288

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	BBB–	6,425	4,660,027

Diversified Banks 1.69%					15,714,414

European Investment Bank,
Sr Note (United Kingdom) (D)	4.375	03-06-09	AAA	2,955	4,565,544

International Finance Corp.,
Sr Note (Australia) (D)	7.500	02-28-13	AAA	6,510	4,742,123

Landwirtschaftliche Rentenbank,
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	2,753,177
Note (New Zealand) (D)	6.625	05-27-10	AAA	6,500	3,653,570

Diversified Financial Services 3.95%					36,840,400

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A–	1,750	1,043,640

GE Capital Australia Funding Ltd.,
Gtd Sr Note (Australia) (D)	6.500	11-15-11	AAA	7,900	4,682,488

See notes to financial statements

Semiannual report | Strategic Income Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Financial Services (continued)

General Electric Capital Corp.,
Sr Bond (New Zealand) (D)	6.625%	02-04-10	AAA	$19,500	$10,118,054

Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01-31-17	B	5,000	1,987,500
Gtd Sr Note (S)	9.875	05-15-15	B	1,775	705,563

Inter-American Development Bank,
Sr Note Ser INTL (New Zealand) (D)	7.250	05-24-12	AAA	16,285	9,559,028
Sr Note Ser MPLE (Canada) (D)	4.250	12-02-12	AAA	4,770	3,983,615

Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10-18-17	BB	2,785	2,088,750

Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02-08-14	CCC+	2,250	1,237,500

TAM Capital Inc.,
Gtd Sr Note	7.375	04-25-17	B+	3,135	1,434,262

Electric Utilities 0.99%					9,238,083

Appalachian Power Co.,
Sr Note	5.000	06-01-17	BBB	2,305	1,920,383

Cia de Transporte de Energia Electrica
en Alta,
Tension Transener SA, Sr Note (S)	8.875	12-15-16	B–	4,685	1,592,900

Texas Competitive Electric Holdings
Co. LLC,
Gtd Sr Note (S)	10.250	11-01-15	CCC	8,945	5,724,800

Electrical Components & Equipment 0.21%					2,000,703

Dominion Resources, Inc.,
Sr Note	5.600	11-15-16	A–	2,305	2,000,703

Environmental & Facilities Services 0.13%					1,251,900

Blaze Recycling & Metals LLC,
Sr Sec Note (G) (S)	10.875	07-15-12	B	1,605	1,251,900

Foreign Government 21.95%					204,545,096

Bonos Y Oblig Del Estado,
Bond (Spain) (D)	5.400	07-30-11	AAA	8,520	11,440,932

Bundesschatzanweisungen,
Note (Germany) (D)	4.000	09-10-10	AAA	15,300	20,064,618

Canada Housing Trust,
Note (Canada) (D)	4.800	06-15-12	AAA	2,340	2,016,057

France, Government of,
Bond (European Union) (D)	4.750	10-25-12	AAA	10,700	14,489,841

Germany, Federal Republic of,
Bond (European Union) (D)	5.000	01-04-12	AAA	8,590	11,729,521
Bond (European Union) (D)	4.250	07-04-18	AAA	25,430	34,911,042

Ireland, Government of,
Sr Bond (European Union) (D)	4.500	10-18-18	AAA	9,095	11,830,814

Mexico, Government of,
Bond (D)	11.375	09-15-16	BBB+	3,800	4,712,000

New South Wales Treasury Corp.,
Bond (Austria) (D)	7.000	12-01-10	AAA	58,830	40,783,273

See notes to financial statements

14	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Foreign Government 21.95%					$204,545,096

Ontario, Province of,
Bond (Canada) (D)	4.400%	03-08-16	AA	$9,625	7,814,705
Deb (Canada) (D)	4.500	03-08-15	AA	8,915	7,389,990
Note (New Zealand) (D)	6.375	10-12-10	AA	4,930	2,782,288
Note (New Zealand) (D)	6.250	06-16-15	AA	15,840	8,964,755

Quebec, Province of,
Deb (Canada) (D)	5.250	10-01-13	A+	13,800	11,929,289

United Kingdom, Government of,
Bond (United Kingdom) (D)	5.000	03-07-12	AAA	4,015	6,545,879
Bond (United Kingdom) (D)	5.000	03-07-18	AAA	4,240	7,140,092

Gas Utilities 0.20%					1,857,499

Southern Union Co.,
Jr Sub Note, Ser A (7.200% to
11-1-11 then variable)	7.200	11/01/66	BB	3.355	1,857,499

Health Care Facilities 0.65%					6,098,325

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07-15-15	B	2,890	2,319,225

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	4,446	3,779,100

Health Care Supplies 0.33%					3,064,600

Bausch & Lomb, Inc.,
Sr Note (European Union) (D) (S)	9.875	11-01-15	B	3,980	3,064,600

Household Products 0.27%					2,516,250

Yankee Acquisition Corp.,
Note	9.750	02-15-17	CCC+	510	191,250
Gtd Sr Sub Note	8.500	02-15-15	B–	5,000	2,325,000

Industrial Conglomerates 0.25%					2,298,400

Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10-17-17	BB–	3,380	2,298,400

Integrated Telecommunication Services 1.65%					15,352,836

AT&T Inc.,
Sr Note	6.700	11-15-13	A	2,730	2,718,324

Axtel SAB de CV,
Sr Note (S)	7.625	02-01-17	BB–	5,000	3,400,000

Cincinnati Bell, Inc.,
Sr Sub Note	8.375	01-15-14	B–	5,850	4,321,687

Citizens Communications Co.,
Sr Note	7.125	03-15-19	BB	2,770	1,599,675

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B–	7,705	3,313,150

Investment Banking & Brokerage 0.75%					6,982,540

Institut Credito Oficial,
Sr Note (United Kingdom) (D)	5.000	12-07-09	AAA	4,430	6,982,540

Leisure Facilities 0.43%					3,961,800

AMC Entertainment, Inc.,
Sr Sub Note	8.000	03-01-14	CCC+	6,390	3,961,800

See notes to financial statements

Semiannual report | Strategic Income Fund	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Life & Health Insurance 0.16%					$1,502,695

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17 then
variable) (S)	8.300%	10-15-37	BB+	$2,585	1,502,695

Metal & Glass Containers 1.03%					9,599,217

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	5,840	5,022,400

OI European Group BV,
Gtd Sr Note (European Union) (D) (S)	6.875	03-31-17	BB	1,715	1,568,817

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	BB	3,200	3,008,000

Movies & Entertainment 0.22%					2,031,175

Marquee Holdings, Inc.,
Sr Disc Note Ser B	12.000	08-15-14	CCC+	3,595	2,031,175

Multi-Line Insurance 0.28%					2,593,928

Liberty Mutual Group,
Sr Note (10.75% to 6-15-38,
then variable) (S)	10.750	06-15-58	BB	4,910	2,593,928

Oil & Gas Equipment & Services 0.21%					1,922,700

Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03-01-17	B+	3,315	1,922,700

Oil & Gas Exploration & Production 0.82%					7,668,212

Chesapeake Energy Corp.,
Gtd Sr Note	7.250	12-15-18	BB	7,080	4,956,000

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	B	2,035	1,480,462

Targa Resources Partners LP,
Sr Note (S)	8.250	07-01-16	B	1,895	1,231,750

Oil & Gas Storage & Transportation 0.83%					7,709,974

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B+	7,135	4,673,425
Sr Note	8.750	04-15-18	B+	1,395	878,850

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	2,510	2,157,699

Packaged Foods & Meats 0.41%					3,846,375

Minerva Overseas Ltd.,
Gtd Note (S)	9.500	02-01-17	B	7,890	3,846,375

Paper Packaging 0.90%					8,388,925

Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08-15-11	B–	2,100	1,722,000
Sr Sub Note	9.500	08-15-13	B–	5,550	3,829,500

Smurfit-Stone Container Corp.,
Sr Note	8.375	07-01-12	B–	7,990	2,237,200
Sr Note	8.000	03-15-17	B–	2,265	600,225

Paper Products 0.51%					4,758,650

International Paper Co.,
Sr Note	7.950	06-15-18	BBB	2,990	2,346,950

See notes to financial statements

16	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products (continued)

New Page Corp.,
Sr Note	10.000%	05-01-12	B–	$2,540	$1,371,600

Pope & Talbot, Inc.,
Deb (G) (H)	8.375	06-01-13	D	3,000	30,000
Sr Note (G) (H)	8.375	06-01-13	D	5,250	52,500

Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08-01-14	B+	1,995	957,600

Publishing 0.09%					874,400

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	CCC	2,720	224,400

R.H. Donnelley Corp.,
Sr Note Ser A–3	8.875	01-15-16	B–	5,000	650,000

Real Estate Management & Development 0.05%					501,000

OMEGA Healthcare Investors, Inc. (REIT),
Gtd Sr Note	7.000	04-01-14	BB+	600	501,000

Restaurants 0.81%					7,583,900

Landry’s Restaurants, Inc.,
Gtd Sr Note Ser B	9.500	12-15-14	CCC+	8,380	7,583,900

Retail 0.17%					1,575,000

Michaels Stores, Inc.,
Gtd Sr Note	10.000	11-01-14	CCC	5,000	1,575,000

Specialized Finance 0.88%					8,230,200

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC	10,835	6,067,600

HRP Myrtle Beach Operations, LLC,
Note (S) (H)	Zero	04-01-12	D	4,915	2,162,600

Specialty Chemicals 0.41%					3,775,800

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	4,340	3,775,800

Steel 0.05%					481,600

Steel Capital SAfor OAO Severstal,
Sec Note (S)	9.750	07-29-13	BB	1,120	481,600

Systems Software 0.13%					1,203,500

Vangent, Inc.,
Gtd Sr Sub Note	9.625	02-15-15	B–	2,075	1,203,500

Tobacco 0.22%					2,045,400

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B+	2,435	2,045,400

Wireless Telecommunication Services 2.64%					24,571,719

Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC+	6,815	6,849,075

Digicel Group Ltd.,
Sr Note (S)	8.875	01-15-15	Caa1	5,000	2,575,000

Grupo Iusacell SA de CV,
Sr Sec Note (Mexico) (D) (S)	10.000	12-31-13	BB–	2,160	1,317,579

See notes to financial statements

Semiannual report | Strategic Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Issuer				Shares	Value

Wireless Telecommunication Services (continued)

Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250%	12-15-11	BBB–	6,750	$5,482,511

Sprint Capital Corp.,
Gtd Sr Note	8.375	03-15-12	BB	7,905	5,375,400

Verizon Wireless,
Sr Note (S)	7.375	11-15-13	A	3,000	2,972,154

Issuer				Shares	Value

Common stocks 0.31%					$2,865,711

(Cost $13,815,086)

Broadcasting & Cable TV 0.08%					776,010

Sirius XM Radio, Inc. (I)				3,725,443	776,010

Casinos & Gaming 0.01%					64,865

Fontainebleau Las Vegas (B) (I)				67,568	64,865

Communications Equipment 0.00%					28,639

COLT Telecom Group SA				31,242	28,639

Integrated Telecommunication Services 0.08%					694,951

Chunghwa Telecom Co. Ltd., ADR				35,325	552,483

Deutsche Telekom AG (I)				8,253	113,396

Manitoba Telecom Services, Inc. (I)				910	29,072

Metal & Glass Containers 0.07%					685,376

Pactiv Corp. (I)				27,426	685,376

Paper Products 0.04%					340,460

Smurfit-Stone Container Corp. (I)				597,299	340,460

Wireless Telecommunication Services 0.03%					275,410

USA Mobility, Inc. (I)				25,267	275,410

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 1.83%					$17,073,455

(Cost $22,394,852)

Airlines 0.64%					5,948,836

Delta Airlines, Inc.,
Tranche DAL, 5.831%, 04-30-14			B	$4,296	2,104,802
Tranche DAL, 5.831%, 04-30-14			B	1,077	527,868
Tranche DAL, 5.831%, 04-30-14			B	1,596	782,021

US Airways Group, Inc.,
Tranche LCC, 3.936%, 03-23-14			B+	968	445,848
Tranche LCC, 3.936%, 03-23-14			B+	1,835	844,947
Tranche LCC, 3.936%, 03-23-14			B+	2,700	1,243,350

Casinos & Gaming 0.40%					3,744,799

Great Canadian Gaming Corp.,
Tranche B, 3.675%, 02-14-14			BBB–	4,863	3,744,799

See notes to financial statements

18	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Health Care Supplies 0.19%					$1,774,820

Bausch & Lomb, Inc.,
Tranche EU BOL, 8.392%, 04-26-15			BB–	$1,131	1,049,383

IM US Holdings LLC,
Tranche (Second Lien Facility), 7. 679%,
6-26-15			B–	1,095	725,437

Paper Products 0.57%					5,280,000

Abitibi-Consolidated Co. of Canada,
Tranche B, 11.500%, 3-30-09			B–	2,600	2,080,000
Tranche B, 11.500%, 3-30-09			B–	2,000	1,600,000
Tranche B, 11.500%, 3-30-09			B–	2,000	1,600,000

Real Estate Management & Development 0.03%					325,000

East Valley Tourist Development,
Tranche EVTDA, 10.440%, 8-06-12		B3	500	325,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Asset backed securities 0.26%					$2,438,213

(Cost $4,765,218)

Asset Backed Securities 0.26%					2,438,213

Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	1.755%	11-25-35	AAA	$1,468	495,466
Ser 2006-2N Class 1A2 (P)	1.735	02-25-46	AAA	5,999	1,942,747

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations 8.06%					$75,102,760

(Cost $108,863,158)

Collateralized Mortgage Obligations 8.06%					75,102,760

American Home Mortgage Assets,
Ser 2006-6 Class XP IO	Zero	12-25-46	BBB	$65,616	2,132,511

American Home Mortgage
Investment Trust,
Ser 2007-1 Class GIOP IO	2.078%	05-25-47	AAA	36,556	1,999,183

Banc of America Commercial
Mortgage, Inc.,
Ser 2006-5 Class A4	5.414	09-10-47	AAA	11,640	7,913,038

Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	1.615	08-25-36	AAA	2,496	927,322

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Ser 2005-CD1 Class A4 (P)	5.399	07-15-44	AAA	10,270	7,642,490

Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.188	11-20-35	AAA	37,947	1,138,424
Ser 2007-25 Class 1A2	6.500	11-25-37	AAA	6,577	3,142,608

Crown Castle Towers LLC,
Ser 2006-1A Class G (S)	6.795	11-15-36	Ba2	3,835	2,508,476
Ser 2006-1A– F (S)	6.650	11-15-36	Ba1	3,210	2,089,715

See notes to financial statements

Semiannual report | Strategic Income Fund	19

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations (continued)

DB Master Finance LLC,
Ser 2006-1-M1 (S)	8.285	06-20-31	BB	500	$384,910
Dominos Pizza Master Issuer LLC,
Ser 2007-1-M1 (S)	7.629%	04-25-37	BB	$5,660	3,480,900

Global Tower Partners Acquisition
Partners, LLC,
Sub Bond Ser 2007-1A–G (S)	7.874	05-15-37	B2	1,840	1,650,609

Greenpoint Mortgage Funding Trust,
Ser 2005-AR4 Class 4A2 (P)	1.755	10-25-45	AAA	5,987	1,840,690
Ser 2006-AR1 Class A2A (P)	1.765	02-25-36	AAA	3,493	1,394,163

Greenwich Capital Commercial
Funding Corp.,
Ser 2006-GG7 Class A4 (P)	5.914	07-10-38	AAA	9,865	6,980,972

HarborView Mortgage Loan Trust,
Ser 2005-8 Class 1X IO	0.544	09-19-35	AAA	34,132	463,983
Ser 2006-SB1 Class A1A (P)	3.329	12-19-36	AAA	5,926	2,175,001
Ser 2007-3 Class ES IO (G) (S)	Zero	05-19-47	BB	91,561	572,259
Ser 2007-4 Class ES IO (G)	Zero	07-19-47	BB	91,629	601,314
Ser 2007-6 Class ES IO (G)	Zero	11-19-15	BB	65,490	409,309

HarborView NIM Corp.,
Ser 2007-3A–N1 (G) (S)	6.654	05-19-37	A–	34	19,461

Indymac Index Mortgage Loan Trust,
Ser 2005-AR18 Class 1X IO	Zero	10-25-36	AAA	82,570	1,907,370
Ser 2005-AR18 Class 2X IO	Zero	10-25-36	AAA	95,943	777,135

Luminent Mortgage Trust,
Ser 2006-1 Class X IO	1.922	04-25-36	AAA	25,425	508,503

Residential Accredit Loans, Inc.,
Ser 2007-QS10 Class A1	6.500	09-25-37	B+	4,419	2,111,331
Ser 2007-QS11 Class A1	7.000	10-25-37	B+	3,656	1,858,692

Suntrust Adjustable Rate Mortgage
Loan Trust,
Ser 2007-2-4A1 (P)	5.731	04-25-37	AAA	9,911	6,326,744

WAMU Mortgage Pass-
Through Certificates,
Ser 2005-AR13 Class B1 (P)	1.995	10-25-45	AA+	5,155	1,288,752
Ser 2005-AR6 Class B1 (P)	1.995	04-25-45	AA+	8,254	1,238,103
Ser 2007-0A4 Class XPPP IO	Zero	04-25-47	Aaa	93,762	879,021
Ser 2007-0A5 Class 1XPP IO	Zero	06-25-47	Aaa	216,919	2,033,613
Ser 2007-0A6 Class 1XPP IO	Zero	07-25-47	Aaa	127,398	1,154,549

Wells Fargo Mortgage-Backed
Securities Trust,
Ser 2006-AR12-1A1 (P)	6.030	09-25-36	A3	9,480	5,551,609

See notes to financial statements

20	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government & agency securities 21.66%				$201,874,785

(Cost $196,000,238)

U.S. Government 5.23%					48,778,666

United States Treasury,
Bond	9.250%	02-15-16	AAA	$8,600	12,110,546
Bond	8.125	08-15-19	AAA	5,225	7,323,161
Note	4.875	08-15-16	AAA	8,795	10,112,192
Note	4.750	05-15-14	AAA	6,000	6,877,032
Note	4.250	08-15-15	AAA	11,015	12,355,735

U.S. Government Agency 16.43%					153,096,119

Federal Home Loan Mortgage Corp.,
CMO REMIC 3154-PM	5.500	05-15-34	AAA	13,002	12,706,432
CMO REMIC 3228-PL (G)	5.500	10-15-34	AAA	25,320	24,414,931

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.000	07-01-23	AAA	1,914	1,936,882
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	5,411	5,540,985
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	14,510	14,858,952
30 Yr Pass Thru Ctf	6.000	09-01-37	AAA	5,525	5,656,146
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	8,817	8,972,043
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	5,635	5,734,549
30 Yr Pass Thru Ctf	5.500	07-01-37	AAA	5,436	5,531,317
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	17,627	17,937,959
30 Yr Pass Thru Ctf	5.000	12-01-22	AAA	15,331	15,513,972
Ser 2006-117-PD	5.500	07-25-35	AAA	16,925	16,149,148
Ser 2006-65 TE	5.500	05-25-35	AAA	6,470	6,318,129
Ser 2006-84-MP	5.500	08-25-35	AAA	7,905	7,725,266

SBA CMBS Trust,
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	2,370	2,257,887
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	2,015	1,841,521

				Shares	Value

Warrants 0.00%					$841

(Cost $28,043)

Broadcasting & Cable TV 0.00%					841

Virgin Media, Inc. (I)				28,043	841

		Excercise	Expiration	Number of
Issuer		price	date	contracts	Value

Options purchased 0.72%					$6,704,328

(Cost $3,610,459)

Options — Puts & Calls 0.72%					6,704,328

Comcast (Call)		$25.00	01-18-10	7,000	980,000
Currency CAD (Call)		1.30	02-25-10	27,400	1,451,401
Currency CAD (Put)		1.30	04-01-10	27,890	1,863,707
Currency EUR (Call)		1.20	02-26-09	2,760,000	1,609,076
Currency EUR (Call)		1.00	05-14-09	6,500,000	800,144

See notes to financial statements

Semiannual report | Strategic Income Fund	21

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description	rate	(000)	Value

Short-term investments 1.06%			$9,905,490

(Cost $9,905,490)

Joint Repurchase Agreement 0.97%			9,090,000

Joint Repurchase Agreement with Barclays PLC dated
11-28-08 at 0.15% to be repurchased at $9,090,152 on
12-01-08, collateralized by $9,023,564 U.S. Treasury Note,
3.625%, due 10-31-09 (valued at $9,271,800
including interest)	0.200%	$9,090	9,090,000

	Interest
Issuer	rate	Shares	Value

Cash Equivalents 0.09%			815,490

John Hancock Cash Investment Trust (T)(W)	1.6231% (Y)	815,490	815,490

Total investments (Cost $1,126,452,474)† 93.56%			$871,920,041

Other assets and liabilities, net 6.44%			$60,024,012

Total net assets 100.00%			$931,944,053

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

ADR American Depository Receipt

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

SBA Small Business Administration

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) Security is fair valued in good faith under procedures established by the Board of Trustees.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of November 30, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yields as of November 30, 2008.

† At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,130,137,653. Net unrealized ap/depreciation aggregated $258,217,612, of which $15,166,273 related to appreciated investment securities and $273,383,885 related to depreciated investment securities.

See notes to financial statements

22	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Written options for the period ended November 30, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	—	—
Options written	169,970,000	$2,153,313
Options closed	—	—
Options exercised	—	—
Options expired	(114,680,000)	(734,806)
Outstanding, end of period	55,290,000	$1,418,507

Summary of written options outstanding on November 30, 2008:

NAME OF ISSUER	NUMBER OF CONTRACTS	EXERCISE PRICE	EXPIRATION DATE	VALUE

CALLS

Canadian Dollar	27,400,000	$1.30	Feb 2010	($1,451,401)

PUTS

Canadian Dollar	27,890,000	$1.30	Apr 2010	($1,803,707)

Total	55,290,000			($3,315,108)

Open forward foreign currency contracts as of November 30, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Australian Dollar	$26,250,000	Jan 2009	($609,585)
Australian Dollar	16,100,000	Feb 2009	(546,262)
Canadian Dollar	12,461,229	Jan 2009	(738,435)
New Zealand Dollar	9,920,000	Jan 2009	(39,301)
			($1,933,583)

Sells
Australian Dollar	(26,250,000)	Jan 2009	2,267,535
Australian Dollar	(16,100,000)	Feb 2009	196,232
Canadian Dollar	(125,407,527)	Jan 2009	16,560,129
Euro	(91,794,485)	Jan 2009	14,809,258
Pound Sterling	(15,892,695)	Jan 2009	4,672,976
New Zealand Dollar	(75,700,000)	Jan 2009	10,481,558
			$48,987,688

See notes to financial statements

Semiannual report | Strategic Income Fund	23

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,124,109,488)
including $799,500 of securities loaned (Note 2)	$871,104,551
Investments in affiliated issuers, at value (Cost $815,490)	815,490

Total investments, at value (Cost $1,124,924,978)	871,920,041
Foreign currency at value (Cost $598,472)	588,418
Receivable for investments sold	1,704,846
Receivable for shares sold	2,266,809
Interest receivable	19,830,988
Receivable for forward foreign currency exchange contracts (Note 2)	48,987,688
Receivable from affiliates	88,732

Total assets	945,387,522

Liabilities

Due to custodian	2,296,393
Payable for investments purchased	1,751,500
Payable for shares repurchased	1,976,834
Payable upon return of securities loaned (Note 2)	815,490
Payable for options written, at value (Premiums received $1,418,507)	3,315,108
Payable for forward foreign currency exchange contracts (Note 2)	1,933,583
Dividends payable	3,288
Payable to affiliates
Management fees	292,065
Distribution and service fees	393,969
Other	437,630
Other payables and accrued expenses	227,609

Total liabilities	13,443,469

Net assets

Capital paid-in	1,300,260,951
Accumulated net realized loss on investments	(141,582,896)
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(208,738,444)
Accumulated distributions in excess of net investment income	(17,995,558)

Net assets	$931,944,053

See notes to financial statements

24	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($618,522,670 ÷ 115,640,494 shares)	$5.35
Class B ($135,759,465 ÷ 25,380,638 shares)[1]	$5.35
Class C ($156,725,711 ÷ 29,300,495 shares)[1]	$5.35
Class I ($16,671,940 ÷ 3,117,067 shares)	$5.35
Class R1 ($4,264,267 ÷ 797,272 shares)	$5.35

Maximum offering price per share

Class A2 ($5.35 ÷ 95.5%)	$5.60

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Strategic Income Fund	25

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest (net of foreign withholding taxes of $16,992)	$40,956,777
Securities lending	161,553
Income from affiliated issuers	153,856
Dividends (net of foreign withholding taxes of $7,766)	30,444

Total investment income	41,302,630

Expenses

Distribution and service fees (Note 5)	2,831,962
Investment management fees (Note 5)	2,055,693
Transfer agent fees (Note 5)	727,232
Accounting and legal services fees (Note 5)	75,704
Custodian fees	122,566
Printing fees	57,834
Blue sky fees	44,677
Professional fees	43,488
Trustees’ fees	29,510
Miscellaneous	17,500

Total expenses	6,006,166
Less expense reductions (Note 5)	(386)

Net expenses	6,005,780

Net investment income	35,296,850

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	15,281,027
Financial futures contracts	(3,285,631)
Options written	734,806
Foreign currency transactions	12,941,945
25,672,147
Change in net unrealized appreciation (depreciation) of
Investments	(265,900,406)
Options written	(1,896,601)
Translation of assets and liabilities in foreign currencies	53,181,986
(214,615,021)
Net realized and unrealized loss	(188,942,874)

Decrease in net assets from operations	($153,646,024)

1 Semiannual period from 6-1-08 to 11-30-08.

See notes to financial statements

26	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-08	11-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$68,413,452	$35,296,850
Net realized gain (loss)	(5,486,529)	25,672,147
Change in net unrealized appreciation (depreciation)	(17,659,315)	(214,615,021)

Increase (decrease) in net assets resulting from operations	45,267,608	(153,646,024)

Distributions to shareholders
From net investment income
Class A	(47,317,211)	(24,140,654)
Class B	(11,375,442)	(4,976,662)
Class C	(11,050,962)	(5,459,976)
Class I	(839,451)	(556,691)
Class R1	(305,531)	(157,535)
From net realized gain
Class A	(6,591,547)	—
Class B	(1,786,139)	—
Class C	(1,726,787)	—
Class I	(93,727)	—
Class R1	(47,581)	—

	(81,134,378)	(35,291,518)

From Fund share transactions (Note 6)	(68,051,893)	(40,122,368)

Total decrease	(103,918,663)	(229,059,910)

Net assets

Beginning of period	1,264,922,626	1,161,003,963

End of period[2]	$1,161,003,963	$931,944,053

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Includes accumulated distributions in excess of net investment income of ($18,000,890) and ($17,995,558), respectively.

See notes to financial statements

Semiannual report | Strategic Income Fund	27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08	11-30-08[1]

Per share operating performance

Net asset value, beginning of period	$7.08	$6.69	$6.99	$6.81	$6.61	$6.40
Net investment income[2]	0.35	0.31	0.30	0.32	0.40	0.20
Net realized and unrealized gain
(loss) on investments	(0.19)	0.39	—	0.07	(0.15)	(1.05)
Total from investment operations	0.16	0.70	0.30	0.39	0.25	(0.85)
Less distributions
From net investment income	(0.40)	(0.36)	(0.34)	(0.35)	(0.40)	(0.20)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)	—
Total distributions	(0.55)	(0.40)	(0.48)	(0.59)	(0.46)	(0.20)
Net asset value, end of period	$6.69	$6.99	$6.81	$6.61	$6.40	$5.35
Total return (%)[3]	2.23	10.58	4.38	5.98	3.93	(13.49)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$657	$764	$818	$784	$765	$619
Ratios (as a percentage
of average net assets):
Expenses before reductions	0.90	0.90	0.88	0.87	0.90	0.89[5]
Expenses net of all fee waivers	0.90	0.90	0.88	0.87	0.90	0.89[5]
Expenses net of all fee waivers
and credits	0.90	0.90	0.88	0.87	0.90	0.89[5]
Net investment income	5.10	4.48	4.26	4.80	6.00	6.72[5]
Portfolio turnover (%)	42	29	52	118	52	21

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

See notes to financial statements

28	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08	11-30-08[1]

Per share operating performance

Net asset value, beginning of period	$7.08	$6.69	$6.99	$6.81	$6.61	$6.40
Net investment income[2]	0.31	0.26	0.25	0.27	0.35	0.18
Net realized and unrealized gain
(loss) on investments	(0.20)	0.39	0.01	0.07	(0.14)	(1.05)
Total from investment operations	0.11	0.65	0.26	0.34	0.21	(0.87)
Less distributions
From net investment income	(0.35)	(0.31)	(0.30)	(0.30)	(0.36)	(0.18)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)	—
Total distributions	(0.50)	(0.35)	(0.44)	(0.54)	(0.42)	(0.18)
Net asset value, end of period	$6.69	$6.99	$6.81	$6.61	$6.40	$5.35
Total return (%)[3]	1.52	9.81	3.67	5.27	3.21	(13.80)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$529	$460	$350	$242	$184	$136
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.60	1.60	1.57	1.54	1.60	1.59[5]
Expenses net of all fee waivers	1.60	1.60	1.57	1.54	1.60	1.59[5]
Expenses net of all fee waivers
and credits	1.60	1.60	1.57	1.54	1.60	1.59[5]
Net investment income	4.41	3.79	3.57	4.12	5.27	6.01[5]
Portfolio turnover (%)	42	29	52	118	52	21

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

See notes to financial statements

Semiannual report | Strategic Income Fund	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08	11-30-08[1]

Per share operating performance

Net asset value, beginning of period	$7.08	$6.69	$6.99	$6.81	$6.61	$6.40
Net investment income[2]	0.31	0.26	0.25	0.27	0.35	0.18
Net realized and unrealized gain
(loss) on investments	(0.20)	0.39	—	0.07	(0.14)	(1.05)
Total from investment operations	0.11	0.65	0.25	0.34	0.21	(0.87)
Less distributions
From net investment income	(0.35)	(0.31)	(0.29)	(0.30)	(0.36)	(0.18)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)	—
Total distributions	(0.50)	(0.35)	(0.43)	(0.54)	(0.42)	(0.18)
Net asset value, end of period	$6.69	$6.99	$6.81	$6.61	$6.40	$5.35
Total return (%)[3]	1.52	9.81	3.65	5.24	3.21	(13.80)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$279	$282	$270	$219	$193	$157
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.60	1.60	1.58	1.57	1.60	1.59[5]
Expenses net of all fee waivers	1.60	1.60	1.58	1.57	1.60	1.59[5]
Expenses net of all fee waivers
and credits	1.60	1.60	1.58	1.57	1.60	1.59[5]
Net investment income	4.39	3.79	3.56	4.10	5.29	6.02[5]
Portfolio turnover (%)	42	29	52	118	52	21

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

See notes to financial statements

30	Strategic Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08	11-30-08[1]

Per share operating performance

Net asset value, beginning of period	$7.08	$6.69	$6.99	$6.81	$6.61	$6.40
Net investment income[2]	0.34	0.33	0.32	0.34	0.42	0.21
Net realized and unrealized gain
(loss) on investments	(0.17)	0.39	0.01	0.07	(0.14)	(1.05)
Total from investment operations	0.17	0.72	0.33	0.41	0.28	(0.84)
Less distributions
From net investment income	(0.41)	(0.38)	(0.37)	(0.37)	(0.43)	(0.21)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)	—
Total distributions	(0.56)	(0.42)	(0.51)	(0.61)	(0.49)	(0.21)
Net asset value, end of period	$6.69	$6.99	$6.81	$6.61	$6.40	$5.35
Total return (%)[3]	2.41	11.00	4.78	6.38	4.33	(13.32)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$4	$13	$16	$13	$17
Ratios (as a percentage
of average net assets):
Expenses before reductions	0.48	0.53	0.49	0.49	0.51	0.50[5]
Expenses net of all fee waivers	0.48	0.53	0.49	0.49	0.51	0.50[5]
Expenses net of all fee waivers
and credits	0.48	0.53	0.49	0.49	0.51	0.50[5]
Net investment income	5.14	4.85	4.64	5.19	6.35	7.17[5]
Portfolio turnover (%)	42	29	52	118	52	21

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

See notes to financial statements

Semiannual report | Strategic Income Fund	31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	5-31-04[1]	5-31-05	5-31-06	5-31-07	5-31-08	11-30-08[1]

Per share operating performance

Net asset value, beginning of period	$6.83	$6.69	$6.99	$6.81	$6.61	$6.40
Net investment income[2]	0.26	0.29	0.28	0.29	0.37	0.19
Net realized and unrealized gain
(loss) on investments	0.05	0.39	—	0.07	(0.14)	(1.05)
Total from investment operations	0.31	0.68	0.28	0.36	0.23	(0.86)
Less distributions
From net investment income	(0.30)	(0.34)	(0.32)	(0.32)	(0.38)	(0.19)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)	—
Total distributions	(0.45)	(0.38)	(0.46)	(0.56)	(0.44)	(0.19)
Net asset value, end of period	$6.69	$6.99	$6.81	$6.61	$6.40	$5.35
Total return (%)[3]	4.42[4]	10.36	4.07	5.58	3.46	(13.69)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[6]	$1	$4	$5	$5	$4
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.38 [6]	1.08	1.19	1.26	1.35	1.35[5]
Expenses net of all fee waivers	1.38 [6]	1.08	1.19	1.26	1.35	1.35[5]
Expenses net of all fee waivers
and credits	1.38[6]	1.08	1.19	1.26	1.35	1.35[5]
Net investment income	4.66[6]	4.29	4.00	4.44	5.54	6.25[5]
Portfolio turnover (%)	42	29	52	118	52	21

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Less than $500,000.

See notes to financial statements

32	Strategic Income Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization
John Hancock Strategic Income Fund (the Fund) is a diversified series of John Hancock Strategic Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by management using an independent source at the mean between the last bid and ask prices. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the

Semiannual report | Strategic Income Fund	33

Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$4,568,538	($3,315,108)
Level 2 — Other Significant Observable Inputs	844,809,924	$47,054,105
Level 3 — Significant Unobservable Inputs	22,541,579	—
Total	$871,920,041	$43,738,997

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of May 31, 2008	$30,536,931	$—
Accrued discounts/premiums	19,052	—
Realized gain (loss)	(563,361)	—
Change in unrealized appreciation (depreciation)	(7,728,696)	—
Net purchases (sales)	(6,933,800)	—
Transfers in and/or out of Level 3	7,211,453	—
Balance as of November 30, 2008	$22,541,579	$—

34	Strategic Income Fund | Semiannual report

Joint repurchase agreement
Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation
The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions
Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2008.

Semiannual report | Strategic Income Fund	35

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower is unable to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned upon sale of security and/or other Fund’s instruction, or in gaining access to the collateral and could prevent the Fund from voting on proxy statements. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Options
The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of the unfavorable change in the prices of the securities underlying the written option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

36	Strategic Income Fund | Semiannual report

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund had no open financial futures contracts on November 30, 2008.

Forward foreign currency contracts
The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Federal income taxes
The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $156,593,153 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2009 — $19,893,294, May 31, 2010 — $54,670,046, May 31, 2011 — $29,326,320, May 31, 2012 —$24,542,934, May 31, 2013 — $21,276,412, May 31, 2015 — $6,219,755 and May 31, 2016 — $664,392.

Net capital losses of $1,603,627 are attributable to security transactions incurred after October 31, 2008, are treated as arising on June 1, 2009, the first day of the Fund’s next taxable year.

Semiannual report | Strategic Income Fund	37

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement
In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains
The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $81,134,378. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties
Concentration risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risk associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid

38	Strategic Income Fund | Semiannual report

and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Mortgage security risk
The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Derivatives and counterparty risk
The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications
Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $650,000,000. The effective rate for the management fee is 0.38% of the Fund’s average daily net asset value for the period ended November 30, 2008. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Semiannual report | Strategic Income Fund	39

Class A shares are assessed up-front sales charges. During the period ended November 30, 2008, JH Funds received net up-front sales charges of $518,679 with regard to sales of Class A shares. Of this amount, $60,893 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $426,241 was paid as sales commissions to unrelated broker-dealers and $31,545 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2008, CDSCs received by JH Funds amounted to $118,170 for Class B shares and $25,856 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015%, for Classes A, B, C, I, and R1, of each class’s average daily net assets.

• All classes paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

In addition, the Fund receives earnings credits from Signature Services as of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended November 30, 2008, the Fund’s transfer agent fees and out-of pocket expenses were reduced by $386 for transfer agent credits earned.

Class level expenses for the period ended November 30, 2008 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$1,078,169	$485,437
Class B	827,934	111,846
Class C	906,959	122,486
Class I	—	3,772
Class RI	18,900	3,691
Total	$2,831,962	$727,232

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $75,704 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

40	Strategic Income Fund | Semiannual report

Note 6
Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended May 31, 2007, and the period ended November 30, 2008, along with the corresponding dollar value.

		Year ended 5-31-08	Period ended 11-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	23,719,757	$154,097,965	13,102,434	$79,245,487
Distributions reinvested	6,374,651	41,367,390	3,107,101	18,328,295
Repurchased	(29,121,694)	(190,757,772)	(20,133,713)	(119,153,179)
Net increase (decrease)	972,714	$4,707,583	(3,924,178)	($21,579,397)

Class B shares

Sold	2,507,579	$16,278,993	1,526,001	$9,198,504
Distributions reinvested	1,401,423	9,095,491	568,478	3,356,728
Repurchased	(11,749,897)	(76,819,988)	(5,426,008)	(32,204,076)
Net decrease	(7,840,895)	($51,445,504)	(3,331,529)	($19,648,844)

Class C shares

Sold	4,200,528	$27,266,898	2,934,362	$17,618,363
Distributions reinvested	1,417,360	9,197,786	654,158	3,857,187
Repurchased	(8,534,901)	(55,879,679)	(4,483,261)	(26,467,979)
Net decrease	(2,917,013)	($19,414,995)	(894,741)	($4,992,429)

Class I shares

Sold	1,082,256	$7,012,902	1,277,838	$7,700,528
Distributions reinvested	125,387	813,461	74,258	436,685
Repurchased	(1,539,549)	(10,057,900)	(320,397)	(1,830,621)
Net increase (decrease)	(331,906)	($2,231,537)	1,031,699	$6,306,592

Class R1 shares

Sold	351,809	$2,285,415	131,535	$801,487
Distributions reinvested	54,443	353,329	26,553	157,041
Repurchased	(353,625)	(2,306,184)	(195,225)	(1,166,818)
Net increase (decrease)	52,627	$332,560	(37,137)	($208,290)

Net decrease	(10,064,473)	($68,051,893)	(7,150,664)	($40,122,368)

1 Semiannual period from 6-1-08 to 11-30-08. Unaudited.

Note 7
Purchase and sale of securities
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2008, aggregated $200,257,738 and $202,443,308, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $11,438,389 and $11,792,659, respectively, during the period ended November 30, 2008.

Semiannual report | Strategic Income Fund	41

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Strategic Income Fund
The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Strategic Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

42	Strategic Income Fund | Semiannual report

Nature, extent and quality of services
The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance
The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1- and 3-year periods was lower than the performance of its benchmark index, the Lehman Brothers Aggregate Bond Index, and generally in line with the performance of its benchmark index for the 10-year period. The Board also noted that the Fund’s performance for the 3- and 5-year periods was lower than the Peer Group and Category medians. The Board viewed favorably that the Fund’s performance for the 1- and 10-year periods was higher than the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee
rates and expenses
The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category median before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Semiannual report | Strategic Income Fund	43

Profitability
The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale
The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients
The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser
The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review
As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

44	Strategic Income Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	The Bank of New York Mellon

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Web site	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report | Strategic Income Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.	910SA 11/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2009